REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers	The following table disaggregates revenue by metal:

For the years ended December 31,	2021	2020
Gold	$1,592.4	$1,341.8
Silver	223.0	219.2
Total revenue	$1,815.4	$1,561.0